INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net Income	$ 45,191	$ 34,966
Other comprehensive income (loss), net of tax:
Changes in unrealized gain (loss) on available-for-sale securities	(477)	0
Cash flow hedge:
Changes in unrealized gain (loss)	(817)	(1,109)
Loss (gain) reclassified into net income	686	395
Net change	(131)	(714)
Change in foreign currency translation	85	(435)
Total other comprehensive income (loss), net of tax:	(523)	(1,149)
Comprehensive Income	$ 44,668	$ 33,817